QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial data (unaudited)
Summarized quarterly financial data is as follows:

	Three Months Ended
	March 31	June 30	September 30	December 31
	(In thousands; except per share data)
2013:
Revenues	$161,448	$162,499	$176,792	$173,947
Operating income (loss)	5,734	11,975	8,536	(883)
Net income (loss) applicable to common shareholders	(2,725)	(622)	2,421	(5,131)
Basic income (loss) per common share	$(0.19)	$(0.04)	$0.17	$(0.35)
2012:
Revenues	$147,236	$132,842	$161,332	$159,027
Operating income (loss)	9,086	(4,262)	15,451	8,597
Net income (loss) applicable to common shareholders	518	(12,423)	7,282	(3,963)
Basic income (loss) per common share	$0.04	$(0.89)	$0.52	$(0.28)